SCHEDULE OF SHORT TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Total short-term investment		$ 1,013	¥ 7,195	¥ 212,003
Debt Security For Trading [Member]
Schedule of Investments [Line Items]
Total short-term investment	[1]		7,195
Time Deposits [Member]
Schedule of Investments [Line Items]
Total short-term investment				142,357
Wealth Management Products [Member]
Schedule of Investments [Line Items]
Total short-term investment	[2]			¥ 69,646

[1]	In October 2023, the Group acquired a debt security at a cash consideration of US$ 1 million (approximately equivalent to RMB 7.16 million). For the year ended December 31, 2023, the Group recorded fair value gains on this investment of RMB 31 in financial income/(expense), net (Note 19).
[2]	The Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms. For the years ended December 31, 2021, 2022 and 2023, the weighted average return of the wealth management products were 5.2%, 2.04% and 3.91%, respectively.